Property, Plant and Equipment (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, Beginning Balance	$ 15,233,000
Depreciation, property, plant and equipment	1,972,000	$ 2,339,000
Property, plant and equipment, Ending Balance	16,048,000	15,233,000
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, Beginning Balance	40,927,000
Additions other than through business combinations, property, plant and equipment	1,015,000
Increase (decrease) through other changes, property, plant and equipment	422,000
Property, plant and equipment, Ending Balance	42,364,000	40,927,000
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, Beginning Balance	25,694,000
Depreciation, property, plant and equipment	1,972,000
Property, plant and equipment, Ending Balance	27,666,000	25,694,000
Net book value [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, Beginning Balance	15,233,000
Property, plant and equipment, Ending Balance	14,698,000	15,233,000
Land and buildings [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, Beginning Balance	1,709,000
Additions other than through business combinations, property, plant and equipment	0
Increase (decrease) through other changes, property, plant and equipment	0
Property, plant and equipment, Ending Balance	1,709,000	1,709,000
Land and buildings [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, Beginning Balance	429,000
Depreciation, property, plant and equipment	78,000
Property, plant and equipment, Ending Balance	507,000	429,000
Land and buildings [member] | Net book value [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, Beginning Balance	1,280,000
Property, plant and equipment, Ending Balance	1,202,000	1,280,000
Roads, Camp and other site infrastructure [Member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, Beginning Balance	5,569,000
Additions other than through business combinations, property, plant and equipment	15,000
Increase (decrease) through other changes, property, plant and equipment	0
Property, plant and equipment, Ending Balance	5,584,000	5,569,000
Roads, Camp and other site infrastructure [Member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, Beginning Balance	4,869,000
Depreciation, property, plant and equipment	153,000
Property, plant and equipment, Ending Balance	5,022,000	4,869,000
Roads, Camp and other site infrastructure [Member] | Net book value [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, Beginning Balance	700,000
Property, plant and equipment, Ending Balance	562,000	700,000
Ore-processing mill components [Member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, Beginning Balance	22,834,000
Additions other than through business combinations, property, plant and equipment	0
Increase (decrease) through other changes, property, plant and equipment	422,000
Property, plant and equipment, Ending Balance	23,256,000	22,834,000
Ore-processing mill components [Member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, Beginning Balance	11,448,000
Depreciation, property, plant and equipment	1,172,000
Property, plant and equipment, Ending Balance	12,620,000	11,448,000
Ore-processing mill components [Member] | Net book value [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, Beginning Balance	11,386,000
Property, plant and equipment, Ending Balance	10,636,000	11,386,000
Heavy machinery and equipment [Member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, Beginning Balance	9,312,000
Additions other than through business combinations, property, plant and equipment	1,000,000
Increase (decrease) through other changes, property, plant and equipment	0
Property, plant and equipment, Ending Balance	10,312,000	9,312,000
Heavy machinery and equipment [Member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, Beginning Balance	7,533,000
Depreciation, property, plant and equipment	528,000
Property, plant and equipment, Ending Balance	8,061,000	7,533,000
Heavy machinery and equipment [Member] | Net book value [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, Beginning Balance	1,779,000
Property, plant and equipment, Ending Balance	2,251,000	1,779,000
Leasehold Improvements [Member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, Beginning Balance	1,503,000
Additions other than through business combinations, property, plant and equipment	0
Increase (decrease) through other changes, property, plant and equipment	0
Property, plant and equipment, Ending Balance	1,503,000	1,503,000
Leasehold Improvements [Member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, Beginning Balance	1,415,000
Depreciation, property, plant and equipment	41,000
Property, plant and equipment, Ending Balance	1,456,000	1,415,000
Leasehold Improvements [Member] | Net book value [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, Beginning Balance	88,000
Property, plant and equipment, Ending Balance	$ 47,000	$ 88,000